Fair Value Measurements - Summary of Financial Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) - Fair Value, Measurements, Recurring [Member] - USD ($)	Jun. 30, 2018	Dec. 31, 2017
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign currency forward contract	$ 20
Foreign currency forward contract		$ (359)
Total financial assets	20	(359)
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign currency forward contract	20
Foreign currency forward contract		(359)
Total financial assets	$ 20	$ (359)